                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [  ]; Amendment Number:
    This Amendment (Check only one.):  [  ]  is a restatement.
                                       [  ]  adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Digital Century Capital, LLC
Address: 660 Madison Avenue
         14th Floor
         New York, New York 10021



Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Rajiv J. Chaudhri
Title:   Managing Member

Phone:   (212) 821-1809

Signature, Place, and Date of Signing:

    /s/ Rajiv J. Chaudhri    New York, New York    02/14/01
    __________________       _______________    ______________
       [Signature]            [City, State]         [Date]



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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]
































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     30

Form 13F Information Table Value Total:     $550,494
                                            [thousands]


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name      None

         28-

         [Repeat as necessary.]
























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

                     TITLE                     VALUE                SH/ PUT   INVESTMENT  OTHER     VOTING AUTHORITY
NAME OF ISSUER       OF CLASS    CUSIP         (X1000)     SHARES   PRN CALL  DISCRETION  MGRS   SOLE    SHARED    NONE
--------------       --------    -----         -------     ------   --------  ----------  -----  ----------------------
America On Line      Common      02364J104  $62,186,000   1,829,000  SH         Sole            1,829,000
Applied Micro
  Circuits           Common      03822W109  $12,750,000     170,000  SH         Sole              170,000
Avanex               Common      05348W109   $8,092,000     136,000  SH         Sole              136,000
BEA Systems          Common      073325102  $13,400,000     200,000  SH         Sole              200,000
Ciena Corp.          Common      171779101  $10,530,000     130,000  SH         Sole              130,000
Cisco                Common      17275R102  $17,212,500     450,000  SH         Sole              450,000
EMC Corp             Common      269246104  $14,191,100     213,400  SH         Sole              213,400
eBay                 Common      278642103  $70,917,000   2,149,000  SH         Sole            2,149,000
Exodus               Common      302088109  $13,740,000     687,000  SH         Sole              687,000
Globespan            Common      379571102  $17,462,500     635,000  SH         Sole              635,000
i2 Technologies      Common      465754109   $6,156,000     114,000  SH         Sole              114,000
JDS Uniphase         Common      46612J101  $20,580,000     490,000  SH         Sole              490,000
Kana Communications
  Inc                Common      483600102  $18,664,500   1,623,000  SH         Sole            1,623,000
Linear Technology    Common      535678106  $24,757,200     538,200  SH         Sole              538,200
Macromedia Inc.      Common      556100105  $15,248,250     251,000  SH         Sole              251,000
Manugistics Group
  Inc.               Common      565011103  $31,692,000     556,000  SH         Sole              556,000
Microchip Technology Common      595017104  $17,072,000     776,000  SH         Sole              776,000
Maxim                Common      57772K101  $24,960,000     520,000  SH         Sole              520,000
Niku Corp.           Common      654113109  $14,658,000   2,094,000  SH         Sole            2,094,000
PMC Sierra           Common      69344F106  $15,721,000     199,000  SH         Sole              199,000
Retek Corp.          Common      76128Q109   $9,552,000     398,000  SH         Sole              398,000
Research in Motion   Common      760975102  $21,600,000     270,000  SH         Sole              270,000
Rambus               Common      750917106  $15,228,000     423,000  SH         Sole              423,000
Real Networks        Common      75605L104  $11,808,000   1,312,000  SH         Sole            1,312,000
Synquest             Common      87160X100   $1,465,380     209,340  SH         Sole              209,340
Vignette             Common      926734104  $15,318,000     851,000  SH         Sole              851,000
Verisign             Common     92343E 102  $11,322,000     153,000  SH         Sole              153,000
Veritas              Common      923436109   $8,456,875      96,650  SH         Sole               96,650
Yahoo                Common      984332106  $16,320,000     544,000  SH         Sole              544,000
Webmethods           Common      94768C108   $9,434,000     106,000  SH         Sole              106,000












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02075001.AB9